FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 38,123	$ 48,321